Trade Receivables (Details) - Schedule of trade receivables - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	R$ 570	R$ 265
Credit card companies [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	241	75
Credit card companies with related parties [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	49	24
Sales ticket and payment slips [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	249	118
Trade receivables with related parties [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	24	31
Trade receivables with suppliers/payment slips [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	18	23
Total Trade Receivables [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	581	271
Provision For Expected Credit Losses [Member]
Trade Receivables (Details) - Schedule of trade receivables [Line Items]
Trade receivables	R$ (11)	R$ (6)